COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of contractual obligations and commercial commitments

The following table sets forth the Group’s contractual obligations and commercial commitments as of December 31, 2025:

	Payment Due by Period
		Less than			More than
	Total	1 year	2–3 years	4–5 years	5 years

	(in thousands of RMB)
Factory and office building construction commitments	177,750	166,842	10,908	—	—
Fix assets purchasing commitments	201,297	201,297	—	—	—
Total	379,047	368,139	10,908	—	—